Consolidated Statements of Comprehensive Income - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017 [1]	Dec. 31, 2016 [1]
Profit or loss [abstract]
REVENUE	¥ 2,353,588	¥ 2,015,890	¥ 1,616,903
OPERATING EXPENSES
Purchases, services and other	(1,539,010)	(1,285,716)	(959,640)
Employee compensation costs	(144,027)	(125,384)	(117,662)
Exploration expenses, including exploratory dry holes	(18,726)	(23,884)	(18,576)
Depreciation, depletion and amortization	(231,929)	(237,375)	(218,147)
Selling, general and administrative expenses	(73,986)	(77,042)	(74,255)
Taxes other than income taxes	(217,267)	(198,022)	(189,608)
Other (expenses)/ income, net	(7,646)	(745)	21,620
TOTAL OPERATING EXPENSES	(2,232,591)	(1,948,168)	(1,556,268)
PROFIT FROM OPERATIONS	120,997	67,722	60,635
FINANCE COSTS
Exchange gain	12,475	8,217	12,828
Exchange loss	(11,330)	(9,311)	(11,571)
Interest income	3,769	2,901	2,491
Interest expense	(22,352)	(22,408)	(23,348)
TOTAL NET FINANCE COSTS	(17,438)	(20,601)	(19,600)
SHARE OF PROFIT OF ASSOCIATES AND JOINT VENTURES	11,647	5,968	4,105
PROFIT BEFORE INCOME TAX EXPENSE	115,206	53,089	45,140
Income tax expense	(42,790)	(16,296)	(15,768)
PROFIT FOR THE YEAR	72,416	36,793	29,372
OTHER COMPREHENSIVE INCOME, Items that will not be reclassified to profit or loss
Fair value loss from financial assets measured at fair value through other comprehensive income	(201)	0	0
OTHER COMPREHENSIVE INCOME, Items that are or may be reclassified subsequently to profit or loss
Currency translation differences	(2,667)	(431)	9,404
Fair value loss from available-for-sale financial assets, net of tax	0	(608)	(128)
Share of the other comprehensive income of associates and joint ventures accounted for using the equity method	220	(326)	313
OTHER COMPREHENSIVE INCOME, NET OF TAX	(2,648)	(1,365)	9,589
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	69,768	35,428	38,961
PROFIT FOR THE YEAR ATTRIBUTABLE TO:
Owners of the Company	52,591	22,798	7,857
Non-controlling interests	19,825	13,995	21,515
PROFIT FOR THE YEAR	72,416	36,793	29,372
TOTAL COMPREHENSIVE INCOME FOR THE YEAR ATTRIBUTABLE TO:
Owners of the Company	47,627	23,685	15,814
Non-controlling interests	22,141	11,743	23,147
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	¥ 69,768	¥ 35,428	¥ 38,961
BASIC AND DILUTED EARNINGS PER SHARE ATTRIBUTABLE TO OWNERS OF THE COMPANY(RMB)	¥ 0.29	¥ 0.12	¥ 0.04

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated (see Note 3(aa)).